Warrants - Details of accounting for warrants to purchase ordinary shares (Detail) - Warrants to purchase ordinary shares [Member] ¥ in Thousands	Dec. 17, 2020 $ / shares	Sep. 11, 2020 $ / shares	Dec. 17, 2020 CNY (¥) shares	Sep. 11, 2020 CNY (¥) shares
Class of Warrant or Right [Line Items]
Class Of Warrant or Rights Exercisable Term	12 months	12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 19.57	$ 19.57
Class of Warrant or Right, Outstanding | shares			1,597,235	3,744,032
Warrants and Rights Outstanding | ¥			¥ 37,869	¥ 71,874